Balance Sheet - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash	$ 1,855,444	$ 121,831
Prepaid expenses	20,683	40,750
Prepaid insurance	87,500	0
Total Current Assets	1,963,627	162,581
Deferred offering costs	0	64,171
Long-term prepaid insurance	58,333	0
Cash and marketable securities held in Trust Account	232,582,684	0
TOTAL ASSETS	234,604,644	226,752
Current Liabilities
Accrued expenses		12,067
Accounts payable and accrued expenses	57,041	12,067
Accrued offering costs	103,435	64,171
Promissory note – related party	0	150,000
Total Current Liabilities	160,476	226,238
Working Capital Loans – related party	200,000	0
Deferred legal fee	648,346	0
Derivative liabilities - Private Placement Warrants	15,986,668	0
Deferred underwriting fee	9,200,000	0
TOTAL LIABILITIES	26,195,490	226,238
Commitments and Contingencies (Note 6)
Shareholders' (Deficit) Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	24,014
Accumulated deficit	(24,174,516)	(24,486)
Total Shareholders' (Deficit) Equity	(24,173,530)	514	[1]
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' (DEFICIT) EQUITY	234,604,644	226,752
Class A ordinary shares [Member]
Current Liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 and no shares at redemption value of $10.11 and $0.00 per share as of June 30, 2026 and December 31, 2025, respectively	232,582,684	0
Shareholders' (Deficit) Equity:
Common stock	0	0
Class B ordinary shares [Member]
Shareholders' (Deficit) Equity:
Common stock	$ 986	$ 986	[2]

[1]	Included an aggregate of up to 1,285,714 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On March 5, 2026, the Underwriters exercised its over-allotment option in full, therefore the 1,285,714 founder shares are no longer subject to forfeiture.
[2]	Includes 1,285,714 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).